Financial instruments - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Assets at fair value
Financial assets at fair value through other comprehensive income	€ 2,447	€ 2,216	€ 537
Derivatives
Financial assets at fair value through profit and loss:
Other	278	190	360
Other
Financial assets at fair value through profit and loss:
Other	784	871	851
Fair value
Assets at fair value
Financial assets at fair value through other comprehensive income	2,447	2,216	537
Liabilities at fair value
Derivatives financial assets, reported within trade receivables	72	20	60
Derivatives financial liabilities, reported within trade creditors	(65)	(51)	(58)
Fair value | Derivatives
Financial assets at fair value through profit and loss:
Other	277	190	360
Fair value | Other
Financial assets at fair value through profit and loss:
Other	785	871	851
Fair value | Level 1
Assets at fair value
Financial assets at fair value through other comprehensive income	1,858	1,663	10
Fair value | Level 1 | Derivatives
Liabilities at fair value
Derivatives	0	0	0
Fair value | Level 1 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	0	0	0
Fair value | Level 1 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	0	0	0
Fair value | Level 1 | Other
Financial assets at fair value through profit and loss:
Other	381	530	488
Fair value | Level 2
Assets at fair value
Financial assets at fair value through other comprehensive income	4	4	4
Fair value | Level 2 | Derivatives
Liabilities at fair value
Derivatives	(597)	(503)	(672)
Fair value | Level 2 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	0	0	0
Fair value | Level 2 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	349	210	420
Fair value | Level 2 | Other
Financial assets at fair value through profit and loss:
Other	0	0	0
Fair value | Level 3
Assets at fair value
Financial assets at fair value through other comprehensive income	586	549	523
Fair value | Level 3 | Derivatives
Liabilities at fair value
Derivatives	0	0	0
Fair value | Level 3 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	(20)	(46)	(46)
Fair value | Level 3 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	0	0	0
Fair value | Level 3 | Other
Financial assets at fair value through profit and loss:
Other	€ 404	€ 341	€ 363